Mergers, Acquisitions and Disposals	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Mergers, Acquisitions and Disposals

Note 4. Mergers, Acquisitions and Disposals

4.1 Mergers and acquisitions

The Company has consummated certain mergers and acquisitions during 2021, 2020 and 2019, which were recorded using the acquisition method of accounting. The results of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the business, as disclosed below. Therefore, the consolidated income statements and the consolidated statements of financial position in the year of such acquisitions are not comparable with previous periods. The consolidated statements of cash flows for the years ended December 31, 2021, 2020 and 2019 show the cash outflow and inflow for the merged and acquired operations net of the cash acquired related to those mergers and acquisitions.

During 2020, the Company completed the acquisition through the controlling interest in NW Synergy Holdings LLC (now Envoy Solutions LLC, or Envoy) of 89.5%, which amounted to Ps. 20,233 fully paid in cash. This acquisition was primarily related to the following: on May 15, 2020, the Company completed the acquisitions of WAXIE and North American, a new platform within the Jan-San, packaging and specialized distribution industry in the United States, operating a network of 26 distribution centers across the country and serving more than 27,000 customers in various industries such as building service contractors, education, government, retail and hospitality, which is included in the Company’s results since May 2020. As a result of the purchase price allocation, which was finalized in 2021, no additional fair value adjustments were recognized.

The final allocation on the aggregated purchase prices to the fair value of the net assets acquired is as follows:

	2020
Total current assets (including cash acquired of Ps. 138)	Ps.	2,162
Customer relationships and trademark		10,698
Other non-current assets		1,954
Total assets		14,814
Total liabilities		(3,523)
Net assets acquired		11,291
Goodwill		10,241
Non-controlling interest (1)		(1,299)
Total consideration transferred in cash		20,233
Cash acquired		138
Net cash paid	Ps.	20,095
(1)Non-controlling interests were measured using the net asset value method.

The Company expects to recover the amounts recorded as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses. Additionally, this goodwill is deductible for US tax purposes in a period of 15 years.

The income statement information of this acquisition for the period from the acquisition date through to December 31, 2020 is as follows:

Income Statement	2020
Total revenues	Ps.	11,275
Income before income taxes		525
Net income	Ps.	498

4.1.1 Other acquisitions

During 2021, the Company (through Envoy Solutions, LLC) completed the acquisition of 100% of Daycon Products, Co. (“Daycon”), Penn Jersey Paper, Co. (“PJP”), Next-Gen Supply Group, Inc. (“Next-Gen”), Johnston Paper Company, Inc. (“Johnston Paper”), and other smaller acquisitions which amounted to Ps. 9,949 fully paid in cash, increasing its specialized distribution footprint in the United States.

Due to the timing of the acquisition in the fourth quarter of 2021, the purchase price allocation is preliminary with respect to the valuation of acquired assets, liabilities assumed (including income taxes), intangible assets, and goodwill. The Company continues to obtain the information to complete the purchase price allocation and will record adjustments, if any, during the 12 month measurement period.

The preliminary allocation on the aggregated purchase prices to the fair value of the net assets acquired is as follows:

	2021
Total current assets (including cash acquired of Ps. 337)	Ps.	2,930
Total non-current assets		1,313
Total assets		4,243
Total liabilities		2,234
Net assets acquired		2,009
Goodwill and intangible assets pending of allocation (1)		7,940
Total consideration transferred		9,949
Cash acquired		337
Net cash paid	Ps.	9,612
(1)	Goodwill and intangible assets pending allocation would include customer relationships and trademarks which are expected to be approximately 48% of goodwill and intangible assets pending of allocation. The company estimate that the amortization expense of customer relationships during 2021 is not significant.

The Company expects to recover the amounts to be allocated as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses.

The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2021 is as follows:

Income Statement	2021
Total revenues	Ps.	2,187
Income before income taxes		46
Net income	Ps.	46

On December 31, 2020, the Company completed the acquisition of 100% of Southeastern Paper Group, Inc. (“SEPG”), which amounted to Ps. 2,984 fully paid in cash, increasing its specialized distribution footprint in the United States. As a result of the purchase price allocation, which was finalized in 2021, fair value adjustments have been recognized as follows: increase in customer relationships of Ps. 798, trademarks of Ps. 60, non-current assets amounted to Ps. 92, and decrease in goodwill of Ps. 944.

In 2020, the Company finalized the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed for acquisitions completed during the prior year, with no significant variations to the preliminary allocation to the fair value of the net assets acquired, which were included in its audited annual consolidated financial statements as at and for the year ended December 31, 2019, primarily related to the following: (1) the acquisition of 100% of the Ecuadorian company Corporación Grupo FYBECA S.A. (“GPF”) which is included in the Company’s results since May, 2019; and (2) the acquisition of 100% of Brazilian company AGV Group (“AGV”) which is included in the Company’s results as of January, 2020.

The final allocation of the purchase prices to the fair value of the net assets acquired is as follows:

	2019
Total current assets (including cash acquired of Ps. 389)	Ps.	4,058
Total non-current assets		6,761
Total assets		10,819
Total liabilities		(8,178)
Net assets acquired		2,641
Goodwill (1)		5,219
Non-controlling interest (2)		(53)
Total consideration transferred		7,807
Amount to be paid		147
Cash acquired		389
Net cash paid		7,271
(1)As a result of the purchase price allocation which was finalized in 2020, additional fair value adjustments from those recognized in 2019 have been recognized as follows: an increase in total net assets of Ps. 1,460 (from which Ps. 908 are customer relationships and Ps. 389 trademark rights), a decrease in goodwill of Ps. 1,323 and an additional consideration transferred during 2020 of Ps. 137.
(2)Non-controlling interests were measured using the net asset value method.

During 2019, FEMSA Comercio has been allocated goodwill in the acquisitions in FEMSA Comercio- Health Division in Ecuador and Colombia. FEMSA Comercio expects to recover the amount recorded through synergies related to the adoption of the Company’s economic current value proposition, the ability to apply the successful operational processes and expansion planning designed for each unit.

The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2019 is as follows:

Income Statement	2019
Total revenues	Ps.	8,594
Income before income taxes		37
Net loss	Ps.	1

Unaudited Pro Forma Financial Data

The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisitions of Daycon, PJP, Next-Gen and Johnston Paper as if these acquisitions have occurred on January 1, 2021; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.

Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2021
Total revenues	Ps.	565,838
Income before income taxes and share of the profit of equity method accounted investees		41,313
Net income		37,800
Basic net controlling interest income per share Series “B”	Ps.	1.43
Basic net controlling interest income per share Series “D”		1.78

The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisitions of Waxie and North American as if these acquisitions have occurred on January 1, 2020; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.

Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2020
Total revenues	Ps.	508,367
Income before income taxes and share of the profit of equity method accounted investees		20,019
Net income		4,464
Basic net controlling interest income per share Series “B”	Ps.	(0.06)
Basic net controlling interest income per share Series “D”		(0.08)

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisitions of GPF and AGV as if these acquisitions has occurred on January 1, 2019; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.

Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2019
Total revenues	Ps.	516,496
Income before income taxes and share of the profit of equity method accounted investees		33,823
Net income		29,516
Basic net controlling interest income per share Series “B”	Ps.	1.11
Basic net controlling interest income per share Series “D”		1.38

4.2. Disposals

4.2.1 Specialty’s

Specialty’s was a Café & Bakery business based in California, Washington and Illinois. The COVID-19 pandemic started to expand across the United States in the last weeks of March 2020, which triggered an economic crisis. In this context of this uncertainty and adverse environment, the Company had financial and economic setbacks with significant impacts in sales, as well as its profitability due to the government’s contingency plans for the disease which included mobility restrictions. Therefore, on May 15, 2020, the Company announced its decision to close Specialty’s operations. Such a decision was approved by the Company’s board on the date previously specified. Consequently, on May 26, 2020, the Company’s board approved the filing for bankruptcy under Chapter 7 of the U.S. Bankruptcy Code, which was filed on May 27, 2020. As a result of filing under Chapter 7, the Company lost control over this subsidiary and consequently it was deconsolidated. The case is being handled in the California Northern Bankruptcy Court.

The effects in FEMSA’s consolidated income statement in other income and expenses due to Specialty’s closing are the following:

2020
Impairment of long-lived assets	Ps.	2,021